Income taxes (Tables)	12 Months Ended
Mar. 31, 2024
Income taxes paid (refund) [abstract]
Schedule of Major Components of Tax Expense (Income)
The components of the provision for income tax are as follows:

	Year ended
	March 31, 2024	April 2, 2023	April 3, 2022
Current income tax expense	$	$	$
Current period	15.4	44.0	35.6
Adjustment in respect of prior periods	9.5	(1.9)	(0.4)
	24.9	42.1	35.2
Deferred income tax recovery
Origination and reversal of temporary differences	(0.8)	(18.5)	(11.9)
Effect of change in income tax rates	(0.2)	(0.6)	—
Adjustment in respect of prior periods	(6.3)	1.6	(0.2)
	(7.3)	(17.5)	(12.1)
Income tax expense	17.6	24.6	23.1

Schedule of Effective Income Tax Rate Reconciliation
The effective income tax rates differ from the weighted average basic Canadian federal and provincial statutory income tax rates for the following reasons:

	Year ended
	March 31, 2024	April 2, 2023	April 3, 2022
	$	$	$
Income before income taxes	75.7	93.5	117.7
Expected Statutory Rate	25.5%	25.3%	25.4%
Income tax at expected statutory rate	19.3	23.7	29.8
Non-deductible (taxable) items	(0.1)	0.8	(0.8)
Non-deductible stock option expense	1.7	3.0	2.9
Effect of foreign tax rates	(10.3)	(10.0)	(14.6)
Non-deductible (taxable) remeasurement of contingent consideration and put option	1.4	2.4	—
Non-deductible (taxable) foreign exchange loss (gain)	0.9	1.4	0.2
Change in tax rates	(0.2)	(0.4)	0.1
Change in deferred tax asset not recognized	1.7	4.1	6.1
Adjustments in respect of prior years	3.2	(0.4)	(0.6)
Income tax expense	17.6	24.6	23.1

Schedule of Components and Changes in Deferred Tax Assets and Liabilities
The change in the year in the components of deferred tax assets and liabilities are as follows:

		Change in the year affecting
	April 2, 2023	Net income	Foreign exchange translation	Other comprehensive income (loss)	March 31, 2024
	$	$	$	$	$
Losses carried forward	11.5	15.5	—	—	27.0
Employee future benefits	0.1	—	—	0.1	0.2
Other liabilities	1.9	5.0	0.8	—	7.7
Inventory capitalization	6.8	(4.2)	—	—	2.6
Capital lease	9.3	3.0	—	—	12.3
Tax relief from Swiss tax reform	7.6	(5.9)	—	—	1.7
Unrealized profit in inventory	36.9	(1.6)	0.1	—	35.4
Provisions and other temporary differences	7.6	0.4	—	—	8.0
Total deferred tax asset	81.7	12.2	0.9	0.1	94.9
Unrealized foreign exchange	(3.1)	0.7	—	(0.3)	(2.7)
Intangible assets	(18.8)	(0.8)	—	—	(19.6)
Property, plant and equipment	(8.7)	(4.8)	—	—	(13.5)
Total deferred tax liabilities	(30.6)	(4.9)	—	(0.3)	(35.8)
Net deferred tax assets (liabilities)	51.1	7.3	0.9	(0.2)	59.1
The change in deferred tax assets and liabilities as presented in the statement of financial position are as follows:

		Changes in the year affecting
	April 2, 2023	Net income	Foreign exchange translation	Other comprehensive loss	March 31, 2024
	$	$	$	$	$
Deferred tax assets	67.5	8.8	0.2	(0.2)	76.3
Deferred tax liabilities	(16.4)	(1.5)	0.7	—	(17.2)
	51.1	7.3	0.9	(0.2)	59.1

Schedule of Tax Loss Carryforwards
The corporate entities within the Company have the following tax-loss carry-forwards that are expected to expire in the following years, if not utilized.

$
2040 and prior	13.1
2041	8.8
2042	8.5
2043	7.5
2044	8.1
46.0